SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Cash equivalents	$ 0		$ 0		$ 0	$ 0
Revenues	448,492	$ 256,070	1,077,743	$ 1,075,952	1,296,796	1,616,148
Allowance for doubtful accounts			783		4,839	0
Investment in securities	248,000		$ 248,000		248,000	300,000
Impairment loss on investment					$ 52,000
Potentially issuable common shares			321,000,000	402,678,000	472,076,000	216,834,000
Product Development Service Agreement [Member]
Product Information [Line Items]
Revenues			$ 57,976	$ 68,709
Digital Multi Media Technology [Member]
Product Information [Line Items]
Investment in securities	$ 248,000		$ 248,000		$ 248,000	$ 300,000
Digital Multi Media Technology [Member] | Maximum [Member]
Product Information [Line Items]
Stock percentage	20.00%		20.00%		20.00%
Nonrelated Party [Member]
Product Information [Line Items]
Deposits on inventory related party	$ 339,361		$ 339,361		$ 28,803	26,983
Related Party [Member]
Product Information [Line Items]
Deposits on inventory related party					637	224,411
Product Delivery to Customers [Member]
Product Information [Line Items]
Revenues			$ 1,019,767	$ 1,007,243	1,205,867	1,206,148
Product Development Service [Member]
Product Information [Line Items]
Revenues					$ 90,929	$ 410,000